CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/LOSS - CAD ($)		12 Months Ended
		Sep. 30, 2020		Sep. 30, 2019	Sep. 30, 2018
Expenses
Accounting and legal fees	[1]	$ 196,373		$ 138,690	$ 164,926
Depreciation	[2]	140		412	2,508
Investor relations and shareholder information	[1]	550,196		83,654	57,872
Office facilities and administrative services	[1]	18,000		18,000	18,201
Office expenses		19,134		18,851	35,929
Property investigation expenses		9,965		1,592	21,519
Share-based payments	[1]	0		162,208	67,490
Transfer agent, listing and filing fees		41,775		23,457	28,784
Travel		18,879		8,470	16,106
Wages, benefits and consulting fees		113,703	[1]	143,106	168,163	[1]
Operating Expenses		(968,165)		(598,440)	(581,498)
Interest income and other income		1,888		7,228	2,683
Flow-through share premium recovery		21,459		149,658	0
Foreign exchange (loss)		(23,788)		(4,311)	(3,269)
Gain (loss) on disposal of equipment		(198)		8,635	19,181
Write-off of investment in associates - royalty interest	[3]	0		(560,139)	0
Write-down of exploration and evaluation assets	[4]	(87,338)		0	(263,937)
Net Income (Loss) Attributable to Parent		(1,056,142)		(997,369)	(826,840)
Other comprehensive income (loss)
Exchange difference arising on the translation of foreign subsidiary		2,380		(6,519)	24,545
Total comprehensive loss for the year		$ (1,053,762)		$ (1,003,888)	$ (802,295)
Basic and diluted loss per common share		$ (0.01)		$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted		96,348,048		61,804,273	39,875,312

[1]	Note 9.
[2]	Note 4.
[3]	Note 6.
[4]	Note 5.